Thrivent Moderately Aggressive Allocation Portfolio Annual Fund Operating Expenses - Thrivent Moderately Aggressive Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.76%

[1]	The portion of Acquired Fund Fees and Expenses that relates to the Portfolio's investment in private equity funds uses the most recent annualized expense information provided by each such private equity fund's management.
[2]	The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.